Related Party Transactions Related Party (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

	For the Nine Months Ended September 30,
	2020	2019
Vessel revenue
Scorpio Kamsarmax Pool	$36,045	$61,038
Scorpio Ultramax Pool	62,067	101,832
Total vessel revenue	$98,112	$162,870
Voyage expense:
SCM	$598	$145
Bunker supplier	1,131	—
Total voyage expense	$1,729	$145
Vessel operating cost:
SSM	$8,867	$9,787
Port agent	281	202
Total vessel operating cost	$9,148	$9,989
General and administrative expense:
SCM	$6	$29
SSM	18	115
SSH	4,586	5,001
SUK	1,508	1,463
Travel provider	23	—
Total general and administrative expense	$6,141	$6,608
Income from equity investments
Scorpio Tankers Inc.	$(105,858)	$70,205
Write-down on assets held for sale
SCM	$419	$200
SSM	403	204
Total write-down on assets held for sale	$822	$404

	As of
	September 30, 2020	December 31, 2019
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$5,936	$5,241
Scorpio Ultramax Pool	7,079	677
SSM	—	36
Total due from related parties-current	$13,015	$5,954
Due from related parties non-current:
Scorpio Kamsarmax Pool	$4,484	$4,767
Scorpio Ultramax Pool	7,306	9,463
Total due from related parties non-current	$11,790	$14,230
Equity investment in Scorpio Tankers Inc.	$23,857	$173,298
Liabilities
Due to related parties-current :
SCM	$14	$227
SSM	13	200
SSH	456	312
Bunker supplier	—	—
Port agent	—	13
Less balances due to SCM and SSM included in assets held for sale	—	220
Total due to related parties-current	$483	$972